Revenue Recognition - Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,556	$ 4,866	$ 5,682	$ 17,964	$ 20,968	$ 41,867	$ 23,028
Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue					1,449
Collaborative revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,298	2,471	2,086	10,631	12,936	16,572	706
Collaborative revenue | CSL Vifor Profit Sharing [Member]
Disaggregation of Revenue [Line Items]
Total revenue					12,397	16,572
Collaborative revenue | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue		539		539	539	0	706
Collaborative revenue | Affiliated Entity [Member] | CSL Vifor Profit Sharing [Member]
Disaggregation of Revenue [Line Items]
Total revenue					12,397	16,572
Collaborative revenue | Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Profit Sharing [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,298	1,932	2,086	10,092	12,397	16,572	0
Commercial supply revenue
Disaggregation of Revenue [Line Items]
Total revenue		1,252	640	5,843	5,843	10,223	701
Commercial supply revenue | Affiliated Entity [Member] | CSL Vifor Korsuva [Member]
Disaggregation of Revenue [Line Items]
Total revenue					5,843	10,223
Commercial supply revenue | Affiliated Entity [Member] | CSL Vifor [Member]
Disaggregation of Revenue [Line Items]
Total revenue					5,843	10,223	701
Commercial supply revenue | Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	1,252	640	5,843
License and milestone fees
Disaggregation of Revenue [Line Items]
Total revenue		910		910	910	15,000	21,223
License and milestone fees | CSL Vifor [Member]
Disaggregation of Revenue [Line Items]
Total revenue						15,000	20,031
License and milestone fees | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue		910		910	910	0	1,192
Royalty revenue
Disaggregation of Revenue [Line Items]
Total revenue		167		415	415	72
Royalty revenue | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue					415	72
Royalty revenue | Affiliated Entity [Member] | CSL Vifor [Member]
Disaggregation of Revenue [Line Items]
Total revenue					415	72	0
Royalty revenue | Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	167	0	415
Clinical compound revenue
Disaggregation of Revenue [Line Items]
Total revenue		66	84	165	165		398
Clinical compound revenue | CSL Vifor (difelikefalin injection) [Member]
Disaggregation of Revenue [Line Items]
Total revenue							361
Clinical compound revenue | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	66	84	165	165	$ 0	$ 37
Other revenue (non-cash)
Disaggregation of Revenue [Line Items]
Total revenue	1,258	$ 0	2,872	$ 0	699
Other revenue (non-cash) | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue					284
Other revenue (non-cash) | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue	823		1,788		$ 415
Other revenue (non-cash) | Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 435		$ 1,084